Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Noncurrent assets
Property, plant and equipment	$ 5,543,032	$ 2,805,983
Goodwill	22,576	22,576
Other intangible assets	18,485	15,443
Right-of-use assets	153,283	105,333
Biological assets	15,855	10,027
Investments in associates	54,542	11,906
Trade and other receivables	373,026	205,268
Deferred income tax assets	36,514	3,565
Total noncurrent assets	6,217,313	3,180,101
Current assets
Inventories	9,457	6,469
Trade and other receivables	347,681	281,495
Cash, bank balances and other short-term investments	538,402	764,307
Total current assets	895,540	1,052,271
Total assets	7,112,853	4,232,372
Equity
Capital stock	491,165	398,064
Other equity instruments	32,144	32,144
Legal reserve	8,233	8,233
Share-based payments	(32,765)	45,628
Share repurchase reserve	179,324	129,324
Other accumulated comprehensive income (losses)	(11,034)	(11,057)
Accumulated profit (losses)	1,844,527	1,018,877
Total equity	2,511,594	1,621,213
Noncurrent liabilities
Deferred income tax liabilities	298,664	64,398
Lease liabilities	88,451	37,638
Provisions	51,513	33,058
Borrowings	2,803,982	1,402,343
Employee benefits	16,226	15,968
Income tax liability	13,964	0
Trade and other payables	292,236	0
Total noncurrent liabilities	3,565,036	1,553,405
Current liabilities
Provisions	10,800	3,910
Lease liabilities	55,452	58,022
Borrowings	350,095	46,224
Salaries and payroll taxes	35,891	32,656
Income tax liability	120,910	382,041
Other taxes and royalties	43,945	47,715
Trade and other payables	419,130	487,186
Total current liabilities	1,036,223	1,057,754
Total liabilities	4,601,259	2,611,159
Total equity and liabilities	$ 7,112,853	$ 4,232,372